BPV Wealth Preservation Fund
Summary of the BPV Wealth Preservation Fund

Investment Objective. The investment objective of the BPV Wealth Preservation Fund (the “Wealth Preservation Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BPV Wealth Preservation Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BPV Wealth Preservation Fund		Institutional Shares	Advisor Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.57%	0.58%
Acquired Fund Fees and Expenses	[1]	0.14%	0.14%
Total Annual Fund Operating Expenses		1.46%	1.72%
Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)	(0.33%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.14%	1.39%
[1]	The Wealth Preservation Fund's shareholders indirectly bear the expenses of the other funds in which the Wealth Preservation Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Wealth Preservation Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to April 30, 2017, without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BPV Wealth Preservation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	116	430	767	1,719
Advisor Shares	142	510	902	2,003

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Wealth Preservation Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Wealth Preservation Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Wealth Preservation Fund generally invests in sector-focused exchange-traded products (“ETPs”), which may include exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) or mutual funds that track sectors. The Wealth Preservation Fund may also invest in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices, other broadly-diversified ETPs, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Wealth Preservation Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Wealth Preservation Fund may also invest in other ETPs or mutual funds that are diversified, investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies, or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Wealth Preservation Fund may enter into a number of different types of options transactions to hedge the Wealth Preservation Fund’s Long Positions or generate option premiums for the Wealth Preservation Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Wealth Preservation Fund may purchase, sell (write) and sell short call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Wealth Preservation Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser for the Wealth Preservation Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Wealth Preservation Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Wealth Preservation Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. The Wealth Preservation Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Wealth Preservation Fund’s current income will be adversely affected and reduced. A fixed income security may also be difficult to sell at an advantageous time or price due to limited market demand, which may result, for example, from a downgrade, a decline in price, or adverse conditions within the fixed income market.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Wealth Preservation Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Wealth Preservation Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Wealth Preservation Fund may invest in foreign companies, either directly or through ETPs, that will cause the Wealth Preservation Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Exchange-Traded Product (ETP) Tracking Risks. ETPs and other securities in which the Wealth Preservation Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Wealth Preservation Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Wealth Preservation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Wealth Preservation Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Wealth Preservation Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Wealth Preservation Fund invests in foreign currency denominated or foreign currency-linked securities, the Wealth Preservation Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Wealth Preservation Fund’s Institutional Shares from year to year and by showing how the Wealth Preservation Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Wealth Preservation Fund will perform in the future. Updated performance information for the Wealth Preservation Fund may be obtained by visiting the Wealth Preservation Fund’s website at www.bpvfunds.com or by calling the Wealth Preservation Fund at 855-784-2399.

Returns During This Time Period
Highest	1.84% (quarter ended December 31, 2015)
Lowest	-2.44% (quarter ended September 30, 2015)
Year to Date	-0.18% (through December 31, 2015)

Average Annual Total Returns – (For the Period Ended December 31, 2015)
Average Annual Total Returns - BPV Wealth Preservation Fund		1 Year	Since Inception
Institutional Shares	[1]	(0.18%)	2.29%
Institutional Shares | Return After Taxes on Distributions	[1]	(1.59%)	1.60%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.09%	1.49%
Advisor Shares	[2]	(0.47%)	1.63%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		1.38%	17.15%
BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)		0.54%	0.51%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	2.31%
[1]	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011.
[2]	The BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Wealth Preservation Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Low Volatility Fund
Summary of the BPV Low Volatility Fund

Investment Objective. The investment objective of the BPV Low Volatility Fund (the “Low Volatility Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Low Volatility Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Low Volatility Fund BPV Low Volatility Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BPV Low Volatility Fund BPV Low Volatility Fund Shares
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	(0.59%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.63%	[2]
[1]	The Low Volatility Fund's shareholders indirectly bear the expenses of the other funds in which the Low Volatility Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Low Volatility Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Low Volatility Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Low Volatility Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Low Volatility Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Low Volatility Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Low Volatility Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to April 30, 2017, without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Low Volatility Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Low Volatility Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Low Volatility Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BPV Low Volatility Fund | BPV Low Volatility Fund Shares | USD ($)	64	329	614	1,425

Portfolio Turnover. The Low Volatility Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Low Volatility Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Low Volatility Fund’s performance. During the most recent fiscal year, the Low Volatility Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy of the Low Volatility Fund. The Low Volatility Fund focuses on investing in a portfolio that is generally comprised of equity securities, which may include companies of any capitalization, that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Low Volatility Fund’s Long Positions using options. The Low Volatility Fund’s Long Positions may also include fixed income securities that generate interest income.

Long Positions

The Low Volatility Fund expects to invest primarily in ETPs, including ETFs, that track or otherwise replicate the returns of broad-based U.S. and international equity securities indices, although the Low Volatility Fund’s Long Positions may also include ETPs that focus on bonds and other fixed income securities.

In establishing fixed income positions, the Low Volatility Fund generally invests in ETPs that track or otherwise replicate the returns of broad based investment grade U.S. and international corporate or sovereign debt indices. The Low Volatility Fund may also invest in other ETPs or mutual funds that are diversified, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Low Volatility Fund may enter into a number of different types of options transactions to hedge the Low Volatility Fund’s Long Positions or generate option premiums for the Low Volatility Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Low Volatility Fund may purchase, sell (write) and sell short call and put options.

Principal Risks of Investing in the Low Volatility Fund. An investment in the Low Volatility Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Low Volatility Fund will be successful in meeting its investment objective. Generally, the Low Volatility Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser for the Low Volatility Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Low Volatility Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Low Volatility Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. The Low Volatility Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Low Volatility Fund’s current income will be adversely affected and reduced. A fixed income security may also be difficult to sell at an advantageous time or price due to limited market demand, which may result, for example, from a downgrade, a decline in price, or adverse conditions within the fixed income market.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Low Volatility Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Low Volatility Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Low Volatility Fund may invest in foreign companies, either directly or through ETPs, that will cause the Low Volatility Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• ETP Tracking Risks. ETPs and other securities in which the Low Volatility Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Low Volatility Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Low Volatility Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Low Volatility Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Low Volatility Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Low Volatility Fund invests in foreign currency denominated or foreign currency-linked securities, the Low Volatility Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

• New Fund Risk. The Low Volatility Fund was formed in 2014, and investors in the Low Volatility Fund bear the risk that the Low Volatility Fund may not be successful in implementing its investment strategy.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Low Volatility Fund by showing changes in the performance of the Low Volatility Fund from year to year and by showing how the Low Volatility Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Low Volatility Fund’s past performance (before and after taxes) is not necessarily an indication of how the Low Volatility Fund will perform in the future. Updated performance information for the Low Volatility Fund may be obtained by visiting the Low Volatility Fund’s website at www.bpvfunds.com or by calling the Low Volatility Fund at 855-784-2399.

Returns During This Time Period
Highest	2.08% (quarter ended December 31, 2015)
Lowest	-2.40% (quarter ended September 30, 2015)
Year to Date	0.40% (through December 31, 2015)

Average Annual Total Returns – (For the Period Ended December 31, 2015)
Average Annual Total Returns - BPV Low Volatility Fund		1 Year	Since Inception
BPV Low Volatility Fund Shares	[1]	0.40%	2.29%
BPV Low Volatility Fund Shares | Return After Taxes on Distributions	[1]	(1.03%)	1.45%
BPV Low Volatility Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.44%	1.47%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		1.38%	11.08%
BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)		0.62%	0.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	2.39%
[1]	The BPV Low Volatility Fund commenced operations on February 3, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Low Volatility Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.